CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Earnings attributable to common shareholders	$ 1,874	$ 1,776	[1]
Adjustments for items not involving cash:
Share of profit from equity accounted investees (Note 11)	(328)	(316)
Depreciation and amortization	862	663
Impairment reversal (Note 9)	0	(231)	[1]
Loss on acquisition (Note 5)	616	0
Unrealized loss from derivative instruments (Note 24)	170	32
Net finance costs (Note 20)	561	466
Share-based compensation expense (Note 22)	84	72
Income tax (recovery) expense (Note 12)	(154)	413	[1]
Gain on asset disposal	(27)	(20)
Derecognition of insurance contract provision (Note 11)	(34)	0
Cash items paid or received:
Distributions from equity accounted investees (Note 11)	626	819
Net interest paid (Note 20)	(502)	(447)
Share-based compensation payment	(91)	(77)
Adjustments for share-based payments	84	72
Taxes paid	(404)	(236)
Change in non-cash operating working capital	(43)	(210)
Net change in contract liabilities (Note 19)	(3)	(33)
Other	7	(36)
Cash flow from operating activities	3,214	2,635
Financing activities
Net (decrease) increase in bank borrowings (Note 15)	(274)	14
Proceeds from issuance of long-term debt, net of issue costs (Note 15)	2,733	490
Proceeds from subscription receipts (Note 17)	1,228	0
Repayment of long-term debt	(1,009)	(600)
Repayment of lease liability	(78)	(76)
Issuance of common shares on exercise of options	11	1
Repurchase of common shares (Note 17)	0	(50)
Distributions to non-controlling interest	(12)	0
Purchase of non-controlling interest	(220)	0
Cash flow (used in) from financing activities	678	(1,800)
Investing activities
Capital expenditures	(955)	(606)
Contributions to equity accounted investees (Note 11)	(371)	(265)
Acquisition	(2,620)	0
Proceeds from sale of assets	38	17
Interest paid during construction (Note 20)	(26)	(15)
Long-term loan receivable on asset	0	(30)
Return of capital from equity accounted investees	63	61
Changes in non-cash investing working capital and other	(42)	49
Cash flow used in investing activities	(3,913)	(789)
Change in cash and cash equivalents	(21)	46
Effect of movement in exchange rates on cash held	11	(2)
Cash and cash equivalents, beginning of period	151	107
Cash and cash equivalents, end of period	141	151
Long-term restricted cash included in other assets	0	14
Short-term cash and cash equivalents, end of period	141	137
Common share capital
Financing activities
Dividends paid	(1,569)	(1,459)
Preferred share capital
Financing activities
Dividends paid	$ (132)	$ (120)

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies